UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5754

MFS HIGH INCOME MUNICIPAL TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: August 31, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

August 31, 2014

MFS® HIGH INCOME MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS

8/31/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by jurisdiction.

Issuer	Shares/Par	Value ($)

Municipal Bonds - 154.8%
Alabama - 2.5%
Alabama Incentives Financing Authority Special Obligation, “A”, 5%, 9/01/37	$80,000	$88,891
Birmingham, AL, Waterworks Board Water Rev., “A”, ASSD GTY, 5.125%, 1/01/34	755,000	842,629
Courtland, AL, Industrial Development Board Rev. (International Paper Co.), “B”, 6.25%, 8/01/25	1,000,000	1,003,066
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 6.75%, 2/01/29	75,000	81,391
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/25	10,000	5,968
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/26	130,000	72,972
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/29	185,000	84,867
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/34	260,000	82,550
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/35	500,000	148,075
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/15	25,000	25,741
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/16	60,000	63,931
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/17	85,000	92,700
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/18	85,000	94,367
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/21	95,000	107,806
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/23	140,000	159,001
Montgomery, AL, Medical Clinic Board Health Care Facility Rev. (Jackson Hospital & Clinic), 5.25%, 3/01/36	800,000	820,528
Pell City, AL, Special Care Facilities, Financing Authority Rev. (Noland Health Services, Inc.), 5%, 12/01/39	225,000	239,594
Phenix City, AL, Industrial Development Board Environmental Improvement Rev. (MeadWestvaco Coated Board Project), “A”, 4.125%, 5/15/35	200,000	187,140

		$4,201,217
Arizona - 1.9%
Phoenix, AZ, Industrial Development Authority Education Rev. (Choice Academies, Inc. Project), 5.625%, 9/01/42	$165,000	$168,671
Phoenix, AZ, Industrial Development Authority Education Rev. (Eagle College Prep Project), 5%, 7/01/33	80,000	76,514
Phoenix, AZ, Industrial Development Authority Education Rev. (Eagle College Prep Project), 5%, 7/01/43	160,000	144,853
Phoenix, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Project), 6.5%, 7/01/34	145,000	159,229
Phoenix, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Project), 6.75%, 7/01/44	235,000	259,675
Pima County, AZ, Industrial Development Authority Rev. (Tucson Electric Power Co.), 5.75%, 9/01/29	1,295,000	1,309,323
Surprise, AZ, Municipal Property Corp., 4.9%, 4/01/32	800,000	840,216
Tempe, AZ, Industrial Development Authority Rev. (Friendship Village), “A”, 6.25%, 12/01/42	110,000	115,666
Tempe, AZ, Industrial Development Authority Rev. (Friendship Village), “A”, 6.25%, 12/01/46	85,000	89,171

		$3,163,318
California - 16.6%
Bay Area Toll Authority, CA, Toll Bridge Rev. (San Francisco Bay Area), “F1”, 5%, 4/01/34	$1,850,000	$2,137,472
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 8/01/31	350,000	200,907
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 8/01/32	355,000	193,074
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 8/01/33	715,000	372,386
California Educational Facilities Authority Rev., 5%, 2/01/26	295,000	309,372
California Educational Facilities Authority Rev. (Chapman University), 5%, 4/01/31	190,000	207,187
California Educational Facilities Authority Rev. (University of Southern California), “A”, 5.25%, 10/01/38	1,650,000	1,870,589
California Health Facilities Financing Authority Rev. (St. Joseph Health System), “A”, 5.75%, 7/01/39	125,000	143,046
California Health Facilities Financing Authority Rev. (Sutter Health), “A”, 5%, 11/15/42	1,000,000	1,075,570
California Health Facilities Financing Authority Rev. (Sutter Health), “B”, 5.875%, 8/15/31	835,000	1,005,173
California Housing Finance Agency Rev. (Home Mortgage), “G”, 4.95%, 8/01/23	1,875,000	1,917,169
California M-S-R Energy Authority Gas Rev., “A”, 7%, 11/01/34	155,000	216,245
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 11/01/39	650,000	873,379
California Municipal Finance Authority Rev. (Biola University), 5.8%, 10/01/28	100,000	112,825
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Republic Services, Inc.), “B”, 5.25%, 6/01/23 (Put Date 12/01/17)	270,000	295,264
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “C”, 5.125%, 11/01/23	845,000	884,318
California Pollution Control Financing Authority, Water Furnishing Rev. (Poseidon Resources Desalination Project), 5%, 11/21/45	595,000	622,394

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
California - continued
California Pollution Control Financing Authority, Water Furnishing Rev. (San Diego County Water Desalination Project Pipeline), 5%, 11/21/45	$345,000	$352,352
California Public Works Board Lease Rev., Department of Corrections and Rehabilitation (Various Correctional Facilities), “A”, 5%, 9/01/33	1,290,000	1,486,041
California Statewide Communities Development Authority Facilities (Microgy Holdings Project), 9%, 12/01/38 (a)(d)	63,113	631
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 6.125%, 11/01/33	100,000	108,714
California Statewide Communities Development Authority Rev. (Catholic Healthcare West), “K”, ASSD GTY, 5.5%, 7/01/41	1,545,000	1,676,325
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 5.625%, 6/01/33	1,015,000	1,002,749
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.625%, 11/01/33	125,000	127,181
California Statewide Communities Development Authority Rev. (Los Angeles Jewish Home for The Aging - Fountainfew at Gonda), “D”, 4.75%, 8/01/20	175,000	174,904
Chula Vista, CA, Industrial Development Rev. (San Diego Gas & Electric Co.), “E”, 5.875%, 1/01/34	310,000	356,646
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 6/01/47	380,000	310,977
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, FGIC, 5%, 6/01/35	140,000	143,703
Inland Valley, CA, Development Successor Agency Tax Allocation, “A”, 5%, 9/01/44	260,000	283,585
Jurupa, CA, Public Financing Authority, Special Tax Rev., “A”, 5%, 9/01/42	215,000	233,858
La Verne, CA, COP (Brethren Hillcrest Homes), 5%, 5/15/36	65,000	66,908
Los Angeles County, CA, Redevelopment Refunding Authority Tax Allocation Rev. “D”, 5%, 9/01/22	330,000	392,585
Los Angeles County, CA, Redevelopment Refunding Authority Tax Allocation Rev. “D”, 5%, 9/01/23	330,000	393,139
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro Inc. Project), “A”, CALHF, 5%, 11/15/34	50,000	55,717
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro Inc. Project), “B-2”, CALHF, 3%, 11/15/20	45,000	45,950
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro Inc. Project), “B-3”, CALHF, 2.5%, 11/15/20	105,000	106,796
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro, Inc. Project), “A”, CALHF, 5%, 11/15/44	80,000	87,529
Los Angeles, CA, Department of Water & Power Rev. (Power System), “B”, 5%, 7/01/38	445,000	500,696
Los Angeles, CA, Unified School District, “D”, 5%, 1/01/34	210,000	236,874
Palomar Pomerado Health Care District, CA, COP, 6.75%, 11/01/39	1,125,000	1,194,041
Rancho Cucamonga, CA, Redevelopment Agency Tax Allocation , AGM, 5%, 9/01/30	70,000	80,832
Sacramento, CA, Municipal Utility District, “X”, 5%, 8/15/28	465,000	533,597
San Diego, CA, Redevelopment Agency, Tax Allocation Rev., Capital Appreciation, AGM, 0%, 9/01/22	1,910,000	1,505,519
San Francisco, CA, Bay Area Toll Authority, Bridge Rev., “B”, 1.5%, 4/01/47 (Put Date 4/02/18)	445,000	450,367
San Francisco, CA, Bay Area Toll Authority, Bridge Rev., “C”, 1.875%, 4/01/47 (Put Date 4/01/19)	355,000	362,746
San Francisco, CA, City & County Redevelopment Successor Agency Tax Allocation (Mission Bay South Public Improvements), “A”, 5%, 8/01/43	35,000	37,988
San Jose, CA, Airport Rev., “A-2”, 5.25%, 3/01/34	960,000	1,058,563
State of California, 5.25%, 10/01/28	425,000	500,650
State of California, 5.25%, 9/01/30	1,005,000	1,171,468
Whittier, CA, Health Facility Rev. (PIH Health), 5%, 6/01/44	430,000	474,238

		$27,950,239
Colorado - 8.2%
Colorado Educational & Cultural Facilities Authority Rev. (Peak to Peak Charter School Project), 5%, 8/15/30	$50,000	$54,541
Colorado Educational & Cultural Facilities Authority Rev. (Peak to Peak Charter School Project), 5%, 8/15/34	50,000	54,069
Colorado Health Care Facilities Rev. (American Baptist Homes), 8%, 8/01/43	250,000	293,000
Colorado Health Facilities Authority Rev. (American Baptist Homes), “A”, 5.9%, 8/01/37	265,000	266,034
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc.), 5%, 12/01/35	1,400,000	1,404,242
Colorado Health Facilities Authority Rev. (Evangelical Lutheran Good Samaritan Society), 5.625%, 6/01/43	130,000	144,433
Colorado Housing & Finance Authority, “A”, 5.5%, 11/01/29	980,000	1,023,149
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/34	795,000	884,358
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/41	385,000	426,357
Denver, CO, City & County Airport Rev. (United Airlines), 5.75%, 10/01/32	620,000	642,543
Denver, CO, City & County Airport Systems Rev., “A”, 5%, 11/15/28	205,000	231,886
Denver, CO, City & County Airport, “B”, ETM, 6.125%, 11/15/25	2,840,000	2,847,895
Denver, CO, City & County Airport, “C”, ETM, 6.125%, 11/15/25	2,280,000	2,967,534
Denver, CO, Health & Hospital Authority Rev., “A”, 5%, 12/01/39	85,000	91,100

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Colorado - continued
Denver, CO, Health & Hospital Authority Rev., “A”, 5.25%, 12/01/45	$125,000	$135,558
E-470 Public Highway Authority, CO, Capital Appreciation, “B”, NATL, 0%, 9/01/18	1,500,000	1,376,730
Salida, CO, Hospital District Rev., 5.25%, 10/01/36	885,000	888,752
Tallyn’s Reach, CO, Metropolitan District No. 3, CO, 5.125%, 11/01/38	100,000	101,426

		$13,833,607
Delaware - 0.4%
Wilmington, DE, Multi-Family Housing Rev. (Electra Arms Senior Associates), 6.25%, 6/01/28	$700,000	$686,658

District of Columbia - 2.2%
District of Columbia Housing Finance Agency (Henson Ridge), “E”, FHA, 5.1%, 6/01/37	$1,000,000	$1,016,530
District of Columbia Rev. (Kipp, D.C. Charter School), “A”, 6%, 7/01/43	140,000	158,523
District of Columbia Rev. (Kipp, D.C. Charter School), “A”, 6%, 7/01/33	55,000	63,462
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/30	160,000	169,470
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/35	850,000	879,062
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/45	985,000	1,001,321
Metropolitan Washington, DC, Airports Authority Rev. Senior Lien (Dulles Toll Road), 5%, 10/01/53	440,000	460,878

		$3,749,246
Florida - 9.3%
Alachua County, FL, Health Facilities Authority Rev. (East Ridge Retirement Village, Inc.), 6%, 11/15/34	$90,000	$94,775
Alachua County, FL, Health Facilities Authority Rev. (East Ridge Retirement Village, Inc.), 6.25%, 11/15/44	215,000	227,644
Alachua County, FL, Health Facilities Authority Rev. (East Ridge Retirement Village, Inc.), 6.375%, 11/15/49	145,000	153,510
Bellalago, FL, Educational Facilities Benefit District (Osceola County) Capital Improvement Refunding Rev., 4.375%, 5/01/30	105,000	105,860
Bellalago, FL, Educational Facilities Benefit District (Osceola County) Capital Improvement Refunding Rev., 4.5%, 5/01/33	50,000	50,663
Bellalago, FL, Educational Facilities Benefit District (Osceola County) Capital Improvement Refunding Rev., 4.6%, 5/01/34	75,000	76,284
Brevard County, FL, Industrial Development Rev. (TUFF Florida Tech LLC Project), 6.75%, 11/01/39	685,000	755,528
Broward County, FL, Housing Finance Authority Rev. (Chaves Lakes Apartments Ltd.), “A”, 7.5%, 7/01/40 (Put Date 7/01/30)	715,000	715,608
Capital Trust Agency, FL, Housing Rev. (Atlantic Housing Foundation), “B”, 7%, 7/15/32 (d)(q)	705,000	365,218
Collier County, FL, Educational Facilities Authority Rev. (Ave Maria University, Inc. Project), “A”, 6.125%, 6/01/43	420,000	457,750
Collier County, FL, Industrial Development Authority Continuing Care Community Rev. (The Arlington of Naples Project), “A”, 8.125%, 5/15/44	610,000	663,003
Escambia County, FL, Environmental Improvement Rev. (International Paper Co.), “A”, 5%, 8/01/26	1,270,000	1,270,699
Florida Board of Education, Lottery Rev., “A”, 5%, 7/01/20	1,015,000	1,215,554
Florida Citizens Property Insurance Corp., “A-1”, 5%, 6/01/19	135,000	156,680
Florida Citizens Property Insurance Corp., “A-1”, 5%, 6/01/20	875,000	1,025,500
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6%, 6/15/32	140,000	137,733
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6.125%, 6/15/43	295,000	290,457
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 8.5%, 6/15/44	555,000	586,474
Florida State University Board of Governors, System Improvement Rev., 6.25%, 7/01/30	1,500,000	1,781,730
Heritage Harbour North Community Development District, FL, Capital Improvement Rev., 6.375%, 5/01/38	395,000	394,720
Homestead, Community Development District, FL, Special Assessment, “A”, 6%, 5/01/37	470,000	360,716
Miami-Dade County, FL, Industrial Development Authority Rev. (Pinecrest Academy Project), 5.25%, 9/15/44	370,000	377,219
Mid-Bay Bridge Authority, FL, Springing Lien Rev., “A”, 7.25%, 10/01/40	1,015,000	1,222,730
Midtown Miami, FL, Community Development District Special Assessment (Infrastructure Project), “B”, 5%, 5/01/29	125,000	128,440
Midtown Miami, FL, Community Development District Special Assessment (Parking Garage Project), “A”, 5%, 5/01/37	100,000	102,090
Palm Beach County, FL, Health Facilities Rev. (Sinai Residences of Boca Raton Project), 7.5%, 6/01/49	150,000	167,631
Pasco County, FL, Estancia At Wiregrass Community Development District, Capital Improvement, 7%, 11/01/45	135,000	150,659
Seminole Tribe, FL, Special Obligation Rev., “A”, 5.25%, 10/01/27 (n)	365,000	382,699
Seven Oaks, FL, Community Development District II Special Assessment Rev., “A”, 5.875%, 5/01/35	240,000	212,285
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6%, 4/01/29	175,000	193,888
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6.25%, 4/01/39	100,000	110,727
St. John’s County, FL, Industrial Development Authority Rev. (Presbyterian Retirement), “A”, 6%, 8/01/45	780,000	840,910
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/26	25,000	27,667
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/29	25,000	27,091

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Florida - continued
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5.125%, 7/01/34	$50,000	$53,496
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5.25%, 7/01/44	150,000	159,068
Tuscany Reserve Community Development District, FL, Special Assessment, “B”, 5.25%, 5/01/16	215,000	216,703
Westridge, FL, Community Development District, Capital Improvement Rev., 5.8%, 5/01/37 (a)(d)	1,210,000	459,800

		$15,719,209
Georgia - 2.3%
Americus and Sumter County, GA, Hospital Authority Rev. (Magnolia Manor Obligated Group), “A”, 6.25%, 5/15/33	$120,000	$128,888
Americus and Sumter County, GA, Hospital Authority Rev. (Magnolia Manor Obligated Group), “A”, 6.375%, 5/15/43	120,000	128,368
Atlanta, GA, Water & Wastewater Rev., “A”, 6%, 11/01/22	465,000	573,164
Brunswick, GA, Hospital Authority Rev. (Glynn-Brunswick Memorial Hospital), 5.625%, 8/01/34	220,000	238,942
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “A”, 8.75%, 6/01/29	255,000	317,750
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “B”, 9%, 6/01/35	185,000	192,870
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/31	20,000	23,166
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 3/15/22	830,000	967,905
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 9/15/28	430,000	515,686
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 6/15/39	335,000	350,393
Savannah, GA, Economic Development Authority Rev. (AASU Student Union LLC), ASSD GTY, 5.125%, 6/15/39	415,000	451,703

		$3,888,835
Guam - 1.1%
Guam Government Department of Education (John F. Kennedy High School), “A”, COP, 6.875%, 12/01/40	$375,000	$417,356
Guam Government Waterworks Authority, Water & Wastewater Rev., 5.875%, 7/01/35	1,125,000	1,178,179
Guam Government, “A”, 7%, 11/15/39	110,000	124,842
Guam International Airport Authority Rev., “C”, 5%, 10/01/16	35,000	37,138
Guam International Airport Authority Rev., “C”, 5%, 10/01/17	60,000	64,893

		$1,822,408
Hawaii - 1.0%
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 8.75%, 11/15/29	$105,000	$124,661
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 9%, 11/15/44	180,000	213,660
Hawaii Department of Budget & Finance, Special Purpose Rev. (Hawaiian Electric Co. & Subsidiary), 6.5%, 7/01/39	950,000	1,100,129
State of Hawaii, “DZ”, 5%, 12/01/31	255,000	298,082

		$1,736,532
Idaho - 1.6%
Idaho Health Facilities Authority Rev. (IHC Hospitals, Inc.), ETM, 6.65%, 2/15/21	$1,750,000	$2,308,163
Idaho Health Facilities Authority Rev. (The Terraces of Boise Project), “B2”, 6%, 10/01/21	265,000	267,313
Idaho Health Facilities Authority Rev. (The Terraces of Boise Project), “B3”, 5.25%, 10/01/20	145,000	146,779

		$2,722,255
Illinois - 10.5%
Annawan, IL, Tax Increment Rev. (Patriot Renewable Fuels LLC), 5.625%, 1/01/18	$260,000	$244,044
Bellwood, IL, 5.875%, 12/01/27	200,000	197,536
Bellwood, IL, 6.15%, 12/01/32	300,000	295,446
Bolingbrook, IL, Sales Tax Rev., 6.25%, 1/01/24	750,000	693,840
Chicago, IL, Metropolitan Water Reclamation District-Greater Chicago, “C”, 5%, 12/01/30	1,000,000	1,132,750
Chicago, IL, O’Hare International Airport Rev., Customer Facility Charge, AGM, 5.25%, 1/01/32	95,000	104,462
Chicago, IL, O’Hare International Airport Rev., Customer Facility Charge, AGM, 5.25%, 1/01/33	50,000	54,682
Chicago, IL, O’Hare International Airport Rev., Customer Facility Charge, AGM, 5.5%, 1/01/43	190,000	201,164
Chicago, IL, Tax Increment Allocation (Pilsen Redevelopment), “B”, 6.75%, 6/01/22	425,000	426,211
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 12/01/29	215,000	243,724
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 12/01/30	430,000	485,664
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 12/01/31	80,000	90,026
Du Page County, IL, Special Service Area No. 31 Special Tax (Monarch Landing Project), 5.625%, 3/01/36	250,000	251,213

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Illinois - continued
Illinois Finance Authority Rev. (Evangelical Retirement Homes of Greater Chicago, Inc.), 7.25%, 2/15/45	$1,050,000	$1,113,168
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 4.75%, 5/15/33	245,000	241,401
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 5.125%, 5/15/43	265,000	270,480
Illinois Finance Authority Rev. (Lutheran Home & Services), 5.625%, 5/15/42	230,000	234,655
Illinois Finance Authority Rev. (Provena Health), “A”, 7.75%, 8/15/34	620,000	757,001
Illinois Finance Authority Rev. (Rehabilitation Institute of Chicago), “A”, 6%, 7/01/43	255,000	292,184
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 4/01/29	590,000	622,131
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 6.875%, 8/15/38	615,000	706,414
Illinois Finance Authority Rev. (Smith Village), “A”, 6.25%, 11/15/35	1,250,000	1,255,438
Illinois Finance Authority Student Housing Rev. (Northern Illinois University Project), 6.625%, 10/01/31	785,000	933,208
Illinois Railsplitter Tobacco Settlement Authority, 6%, 6/01/28	1,710,000	1,993,672
Lincolnshire, IL, Special Service Area No. 1 (Sedgebrook Project), 6.25%, 3/01/34	396,000	404,569
Plano, IL, Special Service Area No. 4 (Lakewood Springs Project Unit 5-B), 6%, 3/01/35	1,876,000	1,897,161
University of Illinois Rev. (Auxiliary Facilities Systems), “A”, 5.125%, 4/01/29	2,370,000	2,621,125

		$17,763,369
Indiana - 4.7%
Indiana Finance Authority Rev. (BHI Senior Living), “A”, 6%, 11/15/41	$350,000	$391,675
Indiana Finance Authority Rev. (I-69 Section 5 Project), 5.25%, 9/01/34	255,000	277,534
Indiana Finance Authority Rev. (I-69 Section 5 Project), 5.25%, 9/01/40	385,000	412,512
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/35	235,000	251,593
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/40	590,000	624,922
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/44	155,000	163,471
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “B”, 5%, 1/01/19	195,000	210,208
Indiana Health & Educational Facilities Finance Authority Rev. (Sisters of St. Francis Health Services, Inc.), “E”, AGM, 5.25%, 5/15/41	145,000	155,076
Indiana Health & Educational Facilities Finance Authority, Hospital Rev. (Clarian Health), “A”, 5%, 2/15/39	2,255,000	2,316,426
Indiana Health & Educational Facilities Finance Authority, Hospital Rev. (Community Foundation of Northwest Indiana), 5.5%, 3/01/37	1,220,000	1,291,797
Knox County, IN, Economic Development Rev. (Good Samaritan Hospital), “A”, 5%, 4/01/42	130,000	134,467
University of Southern Indiana Rev. (Student Fee), “J”, ASSD GTY, 5.75%, 10/01/28	370,000	431,194
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 6.75%, 1/01/34	325,000	366,688
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 7%, 1/01/44	750,000	848,093

		$7,875,656
Iowa - 1.3%
Iowa Finance Authority Midwestern Disaster Area Rev. (Iowa Fertilizer Co.), 5%, 12/01/19	$250,000	$264,610
Iowa Finance Authority Midwestern Disaster Area Rev. (Iowa Fertilizer Co.), 5.5%, 12/01/22	275,000	289,721
Iowa Finance Authority Midwestern Disaster Area Rev. (Iowa Fertilizer Co.), 5.25%, 12/01/25	275,000	293,436
Iowa Student Loan Liquidity Corp., “A-2”, 5.5%, 12/01/25	205,000	220,906
Iowa Student Loan Liquidity Corp., “A-2”, 5.6%, 12/01/26	205,000	220,703
Iowa Student Loan Liquidity Corp., “A-2”, 5.7%, 12/01/27	20,000	21,537
Iowa Student Loan Liquidity Corp., “A-2”, 5.75%, 12/01/28	375,000	403,039
Marion, IA, Health Care Facilities Rev., First Mortgage (AHF/Kentucky-Iowa, Inc.), 8%, 1/01/29	479,000	484,753

		$2,198,705
Kansas - 0.3%
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “A”, 6.375%, 5/15/43	$200,000	$214,520
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “IV-B2”, 3.375%, 11/15/20	45,000	44,317
Wyandotte County/Kansas City, KS, Unified Government Utility System Improvement Rev., “A”, 5%, 9/01/44	255,000	282,930

		$541,767
Kentucky - 2.6%
Kentucky Economic Development Finance Authority Health Care Rev. (Masonic Homes of Kentucky, Inc.), 5.375%, 11/15/42	$160,000	$160,565
Kentucky Economic Development Finance Authority Health Care Rev. (Masonic Homes of Kentucky, Inc.), 5.5%, 11/15/45	95,000	95,865
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “A”, 5.375%, 8/15/24	375,000	423,413

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Kentucky - continued
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “A”, 5.625%, 8/15/27	$125,000	$140,194
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 6/01/40	735,000	833,784
Louisville & Jefferson County, KY, Metro Government Health Facilities Rev. (Jewish Hospital & St. Mary’s Healthcare), 6.125%, 2/01/37 (Prerefunded 2/01/18)	1,685,000	1,995,461
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 10/01/36	420,000	439,900
Owen County, KY, Waterworks System Rev. (American Water Co. Project), “A”, 6.25%, 6/01/39	260,000	297,570

		$4,386,752
Louisiana - 2.3%
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 7/01/31	$380,000	$421,268
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.375%, 7/01/41	240,000	261,322
Louisiana Military Department Custody Receipts, 5%, 8/01/24	1,500,000	1,608,390
Louisiana Public Facilities Authority Hospital Rev. (Lake Charles Memorial Hospital), 6.375%, 12/01/34	775,000	844,122
St. Charles Parish, LA, Gulf Zone Opportunity Zone Rev. (Valero Energy Corp.), 4%, 12/01/40 (Put Date 6/01/22)	760,000	815,936

		$3,951,038
Maine - 0.3%
Maine Finance Authority Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), 6.25%, 1/01/25 (Put Date 2/01/17)	$450,000	$460,134

Maryland - 0.9%
Anne Arundel County, MD, Special Obligation (National Business Park-North Project), 6.1%, 7/01/40	$175,000	$186,975
Maryland Economic Development Corp. Rev. (Port America Chesapeake Terminal Project), “B”, 5.375%, 6/01/25	125,000	135,801
Maryland Health & Higher Educational Facilities Authority Rev. (Anne Arundel Health System, Inc.), “A”, 6.75%, 7/01/39	945,000	1,143,185

		$1,465,961
Massachusetts - 6.3%
Boston, MA, Metropolitan Transit Parking Corp., Systemwide Parking Rev., 5.25%, 7/01/36	$370,000	$418,337
Commonwealth of Massachusetts, General Obligation, “B”, 5%, 8/01/21	1,145,000	1,392,789
Massachusetts College Building Authority Rev., “C”, 3%, 5/01/42	100,000	86,986
Massachusetts Development Finance Agency Rev. (Adventcare), “A”, 6.75%, 10/15/37	895,000	932,259
Massachusetts Development Finance Agency Rev. (Alliance Health of Brockton, Inc.), “A”, 7.1%, 7/01/32	1,065,000	1,065,085
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-1”, 6.25%, 11/15/31	168,995	146,838
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-1”, 6.25%, 11/15/39	42,309	34,720
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-2”, 5.5%, 11/15/46	11,291	7,870
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), Capital Appreciation, “B”, 0%, 11/15/56	56,165	438
Massachusetts Development Finance Agency Rev. (North Hill Communities), “A”, 6.25%, 11/15/33	100,000	107,514
Massachusetts Development Finance Agency Rev. (North Hill Communities), “A”, 6.5%, 11/15/43	135,000	145,843
Massachusetts Development Finance Agency Rev. (The Broad Institute, Inc.), “A”, 5.25%, 4/01/37	710,000	794,774
Massachusetts Development Finance Agency Rev. (Tufts Medical Center), “I”, 7.25%, 1/01/32	555,000	670,385
Massachusetts Development Finance Agency, Resource Recovery Rev. (Covanta Energy Project), “A”, 4.875%, 11/01/27	505,000	511,898
Massachusetts Development Finance Agency, Resource Recovery Rev. (Covanta Energy Project), “C”, 5.25%, 11/01/42	870,000	890,245
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Dominion Energy Brayton), 5.75%, 12/01/42 (Prerefunded 5/01/19)	105,000	127,857
Massachusetts Health & Educational Facilities Authority Rev. (Jordan Hospital), “E”, 6.75%, 10/01/33	500,000	500,365
Massachusetts Health & Educational Facilities Authority Rev. (Simmons College), 8%, 10/01/29	185,000	199,624
Massachusetts Health & Educational Facilities Authority Rev. (Suffolk University), “A”, 6.25%, 7/01/30	920,000	1,080,430
Massachusetts Port Authority Facilities Rev. (Conrac Project), “A”, 5.125%, 7/01/41	50,000	54,355
Massachusetts School Building Authority, Dedicated Sales Tax Rev., AMBAC, 4.75%, 8/15/32	845,000	920,813
Massachusetts School Building Authority, Dedicated Sales Tax Rev., “B”, 5%, 10/15/32	490,000	565,230

		$10,654,655
Michigan - 3.6%
Detroit, MI, Sewage Disposal System Rev., “B”, NATL, 5.5%, 7/01/22	$1,200,000	$1,383,384
Detroit, MI, Sewage Disposal System Rev., Senior Lien, “A”, 5.25%, 7/01/39	730,000	772,639

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Michigan - continued
Detroit, MI, Water & Sewerage Department, Senior Lien Sewage Disposal System Rev., “A”, AGM, 5%, 7/01/16	$200,000	$215,186
Detroit, MI, Water Supply System Rev., Senior Lien, “A”, AGM, 5%, 7/01/23	120,000	126,042
Detroit, MI, Water Supply System Rev., Senior Lien, “A”, AGM, 5%, 7/01/25	15,000	15,711
Grand Valley, MI, State University Rev., 5.5%, 12/01/27	175,000	191,755
Grand Valley, MI, State University Rev., 5.625%, 12/01/29	85,000	93,174
Michigan Finance Authority Rev. (Trinity Health Corp.), 5%, 12/01/35	1,250,000	1,381,588
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 5%, 9/01/39	840,000	916,894
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 8.25%, 9/01/39 (Prerefunded 9/01/18)	660,000	853,697
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/44	45,000	48,946
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/39	50,000	55,272
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/39	40,000	42,162
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/44	40,000	41,993

		$6,138,443
Minnesota - 0.1%
Minneapolis & St. Paul, MN, Housing Authority Rev. (City Living), “A-2”, GNMA, 5%, 12/01/38	$92,492	$93,301

Mississippi - 1.9%
Mississippi Business Finance Corp., Pollution Control Rev. (Systems Energy Resources Project), 5.875%, 4/01/22	$2,000,000	$2,000,800
Mississippi Development Bank Special Obligation (Marshall County Industrial Development Authority Mississippi Highway Construction Project), 5%, 1/01/28	155,000	178,211
Mississippi State University, Educational Building Corp. Rev., 5%, 8/01/36	560,000	616,913
University of Southern Mississippi Educational Building Corp. Rev. (Campus Facilities Project), 5.25%, 9/01/32	275,000	311,385
University of Southern Mississippi Educational Building Corp. Rev. (Campus Facilities Project), 5.375%, 9/01/36	100,000	112,414

		$3,219,723
Missouri - 0.2%
V Lakes Utility District, MS, Water Systems Rev., 7%, 7/15/37	$300,000	$300,156

National - 1.0%
Centerline Capital Group, Inc., FHLMC, 6.3%, 10/31/52 (n)	$1,000,000	$1,122,700
Resolution Trust Corp., Pass-Through Certificates, “1993”, 9.75%, 12/01/16 (z)	546,075	543,661

		$1,666,361
Nebraska - 0.3%
Central Plains Energy Project, NE, Gas Project Rev. (Project No.1), “A”, 5.25%, 12/01/18	$415,000	$472,295

Nevada - 0.8%
Las Vegas Valley, NV, Water District, “C”, 5%, 6/01/29	$1,175,000	$1,331,216

New Hampshire - 0.6%
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 10/01/27	$745,000	$816,021
New Hampshire Industrial Development Authority Rev. (Pennichuck Water Works, Inc.), ETM, 7.5%, 7/01/18	125,000	138,668

		$954,689
New Jersey - 8.8%
New Jersey Economic Development Authority Rev. (GMT Realty LLC), “B”, 6.875%, 1/01/37	$1,500,000	$1,524,705
New Jersey Economic Development Authority Rev. (Kapkowski Road Landfill Project), 6.5%, 4/01/31	1,195,000	1,428,407
New Jersey Economic Development Authority Rev. (Lions Gate Project), 5%, 1/01/34	40,000	40,145
New Jersey Economic Development Authority Rev. (Lions Gate Project), 5.25%, 1/01/44	85,000	85,868
New Jersey Economic Development Authority Rev. (Seabrook Village, Inc.), 5.25%, 11/15/26	50,000	51,533
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project) , 5.375%, 1/01/43	315,000	341,019
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), 5.5%, 1/01/27	55,000	63,165
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), 5%, 1/01/28	55,000	60,593
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), AGM, 5%, 1/01/31	160,000	175,739

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
New Jersey - continued
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 4.875%, 9/15/19	$645,000	$661,312
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 5.125%, 9/15/23	455,000	479,356
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 5.25%, 9/15/29	640,000	673,222
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), “A”, 5.625%, 11/15/30	135,000	145,607
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), “B”, 5.625%, 11/15/30	120,000	129,635
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 6/01/23	2,570,000	2,547,872
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.75%, 6/01/34	2,750,000	2,050,208
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 6/01/41	4,670,000	3,533,509
New Jersey Tobacco Settlement Financing Corp., Capital Appreciation, “1-B”, 0%, 6/01/41	3,565,000	876,705
New Jersey Tobacco Settlement Financing Corp., Capital Appreciation, “1-C”, 0%, 6/01/41	45,000	10,601

		$14,879,201
New Mexico - 0.1%
New Mexico Hospital Equipment Loan Council, Hospital Rev. (Rehoboth McKinley Christian Hospital), “A”, 5%, 8/15/17	$150,000	$154,592

New York - 9.9%
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6%, 7/15/30	$155,000	$174,843
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Buffalo State College), “A”, 5.375%, 10/01/41	250,000	277,623
Build NYC Resource Corp. Rev. (South Bronx Charter School for International Cultures and the Arts), “A”, 5%, 4/15/43	120,000	112,708
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5%, 2/15/47	460,000	481,211
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5.75%, 2/15/47	480,000	554,414
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.5%, 8/15/30	245,000	288,372
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.25%, 2/15/35	150,000	171,900
New York Dormitory Authority, State Personal Income Tax Rev.,“C”, 5%, 3/15/34	1,330,000	1,507,755
New York Environmental Facilities Corp., Clean Drinking Water Revolving Funds, 5%, 6/15/41	865,000	974,916
New York Environmental Facilities, “C”, 5%, 5/15/41	1,195,000	1,345,164
New York Liberty Development Corp., Liberty Rev. (One Bryant Park LLC), 6.375%, 7/15/49	685,000	773,728
New York Tobacco Settlement Financing Corp., Asset-Backed Rev., “B”, 5%, 6/01/21	380,000	409,545
New York Urban Development Corp. (University Facilities Grants), 5.875%, 1/01/21	1,000,000	1,201,440
New York Urban Development Corp., State Personal Income Tax Rev., “C”, 5%, 3/15/31	935,000	1,079,383
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.75%, 8/01/31	1,005,000	1,108,193
New York, NY, City Transitional Finance Authority Building Aid Rev., “S-3”, 5.25%, 1/15/39	560,000	617,910
New York, NY, Municipal Water Finance Authority, Water & Sewer System Rev., “AA”, 5%, 6/15/34	2,510,000	2,815,818
New York, NY, Municipal Water Finance Authority, Water & Sewer Systems Rev., “DD”, 4.75%, 6/15/35	1,010,000	1,086,720
Niagara County, NY, Industrial Development Agency, Solid Waste Disposal Rev. (Covanta Energy Project), “A”, 5.25%, 11/01/42	890,000	913,345
Onondaga, NY, Civic Development Corp. Rev. (St. Joseph’s Hospital Health Center), 5%, 7/01/25	40,000	41,988
Onondaga, NY, Civic Development Corp. Rev. (St. Joseph’s Hospital Health Center), 5.125%, 7/01/31	35,000	36,075
Port Authority of NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 12/01/36	315,000	364,720
Port Authority of NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 12/01/42	360,000	412,438

		$16,750,209
North Carolina - 2.7%
Durham, NC, Durham Housing Authority Rev. (Magnolia Pointe Apartments), 5.65%, 2/01/38	$1,342,123	$1,290,303
New Hanover County, NC, Hospital Rev., AGM, 5.125%, 10/01/31	1,130,000	1,253,464
North Carolina Medical Care Commission (Stanly Health Services, Inc.), 6.375%, 10/01/29	1,915,000	1,922,181
University of North Carolina, Greensboro, Rev., 5%, 4/01/39	135,000	153,469

		$4,619,417
North Dakota - 0.1%
Burleigh County, ND, Health Care Rev. (St. Alexius Medical Center Project), “A”, 5%, 7/01/31	$55,000	$59,069
Burleigh County, ND, Health Care Rev. (St. Alexius Medical Center Project), “A”, 5%, 7/01/35	55,000	58,728

		$117,797
Ohio - 4.2%
Bowling Green, OH, Student Housing Rev. (State University Project), 5.75%, 6/01/31	$225,000	$234,567
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 6/01/30	1,155,000	935,515

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Ohio - continued
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.75%, 6/01/34	$635,000	$506,482
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 6/01/47	815,000	647,607
Butler County, OH, Hospital Facilities Rev. (UC Health), 5.5%, 11/01/40	750,000	826,305
Butler County, OH, Hospital Facilities Rev. (UC Health), 5.75%, 11/01/40	165,000	184,526
Cleveland-Cuyahoga County, OH, Port Authority Rev. (Columbia National Group), 5%, 5/15/20	430,000	429,587
Gallia County, OH, Hospital Facilities Rev. (Holzer Health Systems), “A”, 8%, 7/01/42	900,000	988,596
Lake County, OH, Hospital Facilities Rev. (Lake Hospital Systems, Inc.), 5.625%, 8/15/29	565,000	611,709
Muskingum County, OH, Hospital Facilities Rev. (Genesis Health System Obligated Group), 5%, 2/15/33	225,000	229,185
Muskingum County, OH, Hospital Facilities Rev. (Genesis Health System Obligated Group), 5%, 2/15/44	120,000	120,736
Muskingum County, OH, Hospital Facilities Rev. (Genesis Health System Obligated Group), 5%, 2/15/48	225,000	220,340
Ohio Air Quality Development Authority Rev. (FirstEnergy Corp.), “A”, 5.7%, 8/01/20	665,000	767,762
Southeastern Ohio Port Authority, Hospital Facilities Rev. (Memorial Health System), 5.75%, 12/01/32	380,000	389,986

		$7,092,903
Oklahoma - 1.2%
Norman, OK, Regional Hospital Authority Rev., 5%, 9/01/27	$195,000	$202,453
Norman, OK, Regional Hospital Authority Rev., 5.375%, 9/01/29	115,000	118,353
Norman, OK, Regional Hospital Authority Rev., 5.375%, 9/01/36	305,000	311,018
Oklahoma Development Finance Authority Continuing Care Retirement Community Rev. (Inverness Village), 5.75%, 1/01/37	380,000	388,026
Oklahoma Housing Finance Agency Rev. (Homeownership Loan Program), “C”, GNMA, 5%, 9/01/26	330,000	332,663
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc.), “B”, 5.5%, 6/01/35	225,000	233,838
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc.), “B”, 5.5%, 12/01/35	470,000	491,517

		$2,077,868
Oregon - 0.6%
Cow Creek Band of Umpqua Tribe of Indians, OR, “C”, 5.625%, 10/01/26 (n)	$800,000	$801,432
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), “A”, 4.5%, 5/01/29	105,000	109,556
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), “A”, 5%, 5/01/40	135,000	144,928

		$1,055,916
Pennsylvania - 7.5%
Allegheny County, PA, Hospital Development Authority Rev. (University of Pittsburgh Medical Center), “A”, 5.375%, 8/15/29	$560,000	$628,930
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev., “A”, 5%, 5/01/35	125,000	129,743
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev., “A”, 5%, 5/01/42	535,000	552,136
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 1/01/27	120,000	123,964
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 1/01/37	155,000	156,291
Clarion County, PA, Industrial Development Authority, Student Housing Rev. (Clarion University Foundation, Inc.), 5%, 7/01/34	45,000	46,515
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 5.25%, 1/01/41	355,000	357,762
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 6.125%, 1/01/29	890,000	972,503
Delaware County, PA, Authority Rev. (Mercy Health Corp.), ETM, 6%, 12/15/16	645,000	667,014
Delaware County, PA, Authority Rev. (Mercy Health Corp.), ETM, 6%, 12/15/26	1,000,000	1,038,280
East Hempfield, PA, Industrial Development Authority Rev. (Millersville University Student Services), 5%, 7/01/39	50,000	51,365
East Hempfield, PA, Industrial Development Authority Rev. (Millersville University Student Services), 5%, 7/01/46	25,000	25,544
Lehigh County, PA, Water and Sewer Authority Rev. (Allentown Concession), “A”, 5%, 12/01/43	1,425,000	1,553,649
Lehigh County, PA, Water and Sewer Authority Rev. (Allentown Concession), Capital Appreciation, “B”, 0%, 12/01/37	1,200,000	401,196
Luzerne County, PA, AGM, 6.75%, 11/01/23	570,000	658,447
Montgomery County, PA, Higher Education & Health Authority Rev. (AHF/Montgomery), 6.875%, 4/01/36	90,000	94,019
Montgomery County, PA, Industrial Development Authority Retirement Community Rev. (ACTS Retirement - Life Communities, Inc.), 5%, 11/15/28	440,000	473,101
Pennsylvania Economic Development Financing Authority, Sewer Sludge Disposal Rev. (Philadelphia Biosolids Facility), 6.25%, 1/01/32	325,000	354,370
Pennsylvania Higher Educational Facilities Authority Rev. (Edinboro University Foundation), 5.8%, 7/01/30	100,000	107,490
Pennsylvania Higher Educational Facilities Authority Rev. (Edinboro University Foundation), 6%, 7/01/43	145,000	152,836
Philadelphia, PA, Authority for Industrial Development Rev. (Philadelphia Performing Arts Charter School Project), 6.5%, 6/15/33	290,000	302,708
Philadelphia, PA, Authority for Industrial Development Rev. (Philadelphia Performing Arts Charter School Project), 6.75%, 6/15/43	390,000	406,380

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Pennsylvania - continued
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School ), 6.875%, 6/15/33	$100,000	$104,919
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), “A-1”, 7%, 6/15/43	120,000	124,764
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School), 7.375%, 6/15/43	145,000	154,364
Philadelphia, PA, Municipal Authority Rev., 6.5%, 4/01/34	170,000	196,355
Pittsburgh, PA, Urban Redevelopment Authority Rev., “C”, GNMA, 4.8%, 4/01/28	1,835,000	1,848,707
Washington County, PA, Industrial Development Authority Rev., First Mortgage (AHF/Central Project), 8.5%, 1/01/29	998,000	1,003,968

		$12,687,320
Puerto Rico - 2.6%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., AGM, 5.5%, 7/01/29	$10,000	$9,880
Commonwealth of Puerto Rico, Public Improvement, “A”, NATL, 5.5%, 7/01/16	35,000	35,672
Puerto Rico Electric Power Authority Rev., NATL, 5%, 7/01/19	80,000	82,026
Puerto Rico Electric Power Authority Rev., “KK”, NATL, 5.5%, 7/01/16	20,000	20,518
Puerto Rico Electric Power Authority Rev., “LL”, NATL, 5.5%, 7/01/17	15,000	15,550
Puerto Rico Electric Power Authority Rev., “MM”, NATL, 5%, 7/01/20	5,000	5,098
Puerto Rico Electric Power Authority Rev., “PP”, NATL, 5%, 7/01/24	5,000	4,958
Puerto Rico Electric Power Authority Rev., “UU”, NATL, 4.5%, 7/01/18	15,000	15,151
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 5%, 7/01/22	30,000	30,147
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (Cogeneration Facilities - AES Puerto Rico Project), 6.625%, 6/01/26	645,000	585,918
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/17	60,000	59,300
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/18	40,000	39,319
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 4%, 4/01/20	20,000	18,458
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/21	65,000	62,583
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/22	75,000	71,228
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/27	125,000	111,024
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/32	50,000	42,624
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/42	70,000	57,498
Puerto Rico Industrial, Tourist, Medical, & Environmental Central Facilities (University of Sacred Heart), 4.375%, 10/01/31	55,000	43,890
Puerto Rico Industrial, Tourist, Medical, & Environmental Central Facilities (University of Sacred Heart), 5%, 10/01/42	30,000	23,458
Puerto Rico Public Finance Corp., “E”, ETM, 6%, 8/01/26	155,000	202,540
Puerto Rico Public Finance Corp., “E”, ETM, 6%, 8/01/26	1,645,000	2,149,538
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5%, 8/01/40	785,000	646,809

		$4,333,187
Rhode Island - 0.7%
Rhode Island Health & Educational Building Corp. Rev., Hospital Financing (Lifespan Obligated Group), “A”, ASSD GTY, 7%, 5/15/39	$840,000	$984,127
Rhode Island Tobacco Settlement Authority, 6%, 6/01/23	205,000	206,156

		$1,190,283
South Carolina - 2.2%
Charleston County, SC, Transportation Sales Tax, 5%, 11/01/22	$570,000	$701,493
Newberry, SC, Investing in Children’s Education (Newberry County School District Program), 5%, 12/01/30	500,000	521,755
Richland County, SC, Environmental Improvement Rev. (International Paper), “A”, 3.875%, 4/01/23	645,000	681,378
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 11/15/32	260,226	218,158
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 11/15/47	201,738	151,519
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), Capital Appreciation, “B”, 0%, 11/15/47	111,525	1,900

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
South Carolina - continued
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), Capital Appreciation, “B”, 0%, 11/15/47	$102,359	$1,744
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), 5.125%, 5/01/48	50,000	49,877
South Carolina Public Service Authority Rev., “A”, 5.125%, 12/01/43	355,000	399,002
South Carolina Public Service Authority Rev., “B”, 5.125%, 12/01/43	845,000	949,738

		$3,676,564
Tennessee - 4.0%
Chattanooga, TN, Health Educational & Housing Facility Board Rev. (Catholic Health Initiatives), “A”, 5.25%, 1/01/45	$1,295,000	$1,432,736
Johnson City, TN, Health & Educational Facilities Board, Hospital Rev. (Mountain States Health Alliance), “A”, 5.5%, 7/01/31	1,455,000	1,529,409
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board, First Mortgage (AHF/Tennessee Project), 8.5%, 1/01/29	994,000	1,004,169
Sullivan County, TN, Health, Educational & Housing Facilities Board Hospital Rev. (Wellmont Health Systems Project), “C”, 5.25%, 9/01/36	225,000	234,632
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/21	2,185,000	2,512,313
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/24	75,000	86,809

		$6,800,068
Texas - 11.5%
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 1/01/24	$395,000	$413,529
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5%, 1/01/34	55,000	55,307
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), “B-2”, 4.95%, 5/15/33	600,000	639,042
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 6%, 8/15/33	130,000	153,682
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 5.75%, 8/15/41	100,000	111,741
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 6%, 8/15/43	210,000	246,851
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.125%, 12/01/40	320,000	364,211
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.25%, 12/01/45	200,000	227,820
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/44	465,000	507,557
Dallas and Fort Worth, TX, International Airport Rev., “C”, 5%, 11/01/45	980,000	1,067,788
Dallas County, TX, Flood Control District, 7.25%, 4/01/32	1,000,000	1,001,790
Dallas, TX, Civic Center Convention Complex Rev., ASSD GTY, 5.25%, 8/15/34	1,065,000	1,157,538
Decatur Hospital Authority Rev. (Wise Regional Health System), “A”, 5.25%, 9/01/44	130,000	133,975
Gulf Coast, TX, Industrial Development Authority Rev. (CITGO Petroleum Corp.), 4.875%, 5/01/25	345,000	349,237
Gulf Coast, TX, Industrial Development Authority Rev. (CITGO Petroleum Corp.), 8%, 4/01/28	500,000	500,465
Harris County, TX, Cultural Education Facilities Finance Corp. Medical Facilities Rev. (Baylor College of Medicine), “D”, 5.625%, 11/15/32	330,000	376,774
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Memorial Hermann Healthcare Systems), “B”, 7.25%, 12/01/35 (Prerefunded 12/01/18)	235,000	297,186
Houston, TX, Airport System Rev., Subordinate Lien, “A”, 5%, 7/01/31	190,000	209,488
Houston, TX, Airport Systems Rev., “B”, 5%, 7/01/26	210,000	243,604
Houston, TX, Airport Systems Rev., Special Facilities (Continental Airlines, Inc.), 6.5%, 7/15/30	555,000	623,365
Houston, TX, Airport Systems Rev., Special Facilities Rev. (Continental Airlines, Inc.), “B”, 6.125%, 7/15/17	155,000	155,245
Houston, TX, Airport Systems Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 4.5%, 7/01/20	155,000	159,960
Houston, TX, Airport Systems Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 4.75%, 7/01/24	395,000	412,645
Houston, TX, Airport Systems Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 5%, 7/01/29	875,000	890,584
Houston, TX, Industrial Development Corp. (United Parcel Service, Inc.), 6%, 3/01/23	575,000	587,368
La Vernia, TX, Higher Education Finance Corp. Rev. (KIPP, Inc.), “A”, 6.25%, 8/15/39	250,000	274,898
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2/15/37	75,000	79,300
North Texas Education Finance Corp., Education Rev. (Uplift Education), “A”, 5.125%, 12/01/42	215,000	223,972
North Texas Tollway Authority Rev., 6%, 1/01/38	970,000	1,139,517
North Texas Tollway Authority Rev. (Special Projects System), “D”, 5%, 9/01/31	710,000	811,466
Port of Bay, TX, City Authority (Hoechst Celanese Corp.), 6.5%, 5/01/26	840,000	841,285
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (MRC The Crossings Project), “A”, 7.5%, 11/15/34	130,000	144,069
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (MRC The Crossings Project), “A”, 7.75%, 11/15/44	235,000	259,760
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (MRC The Crossings Project), “A”, 8%, 11/15/49	170,000	189,577
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (MRC The Crossings Project), “B-2”, 5%, 11/15/19	25,000	25,286

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Texas - continued
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Sears Methodist Retirement System, Inc.), “A”, 5.45%, 11/15/38 (a)(d)	$964,000	$363,187
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Sears Methodist Retirement System, Inc.), “A”, 6.05%, 11/15/46 (a)(d)	366,000	137,891
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Sears Methodist Retirement System, Inc.), “C”, 6.25%, 5/09/53 (a)(d)	32,000	12,056
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Sears Methodist Retirement System, Inc.), “D”, 6.05%, 11/15/46 (a)(d)	64,000	24,112
San Jacinto, TX, Community College District, 5.125%, 2/15/38	550,000	599,104
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village Foundation, Inc.), 6.125%, 11/15/29	65,000	70,436
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village Foundation, Inc.), 5.125%, 5/15/37	65,000	65,116
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village Foundation, Inc.), 6.375%, 11/15/44	525,000	564,338
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Stayton at Museum Way), 8.25%, 11/15/44	980,000	872,670
Texas Gas Acquisition & Supply Corp III., Gas Supply Rev., 5%, 12/15/31	190,000	205,217
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/38	210,000	257,187
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/43	170,000	203,312
Texas Tech University Rev., Refunding & Improvement, “A”, 5%, 8/15/30	245,000	284,514
Texas Tech University Rev., Refunding & Improvement, “A”, 5%, 8/15/31	110,000	126,227
Texas Tech University Rev., Refunding & Improvement, “A”, 5%, 8/15/32	105,000	119,065
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 11/01/30	110,000	125,146
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 11/01/40	165,000	185,792
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.25%, 11/01/32	290,000	293,764

		$19,385,016
U.S. Virgin Islands - 0.2%
Virgin Islands Public Finance Authority Rev. (Diageo Project), “A”, 6.75%, 10/01/37	$255,000	$292,582

Vermont - 0.2%
Burlington, VT, Airport Rev., “A”, 4%, 7/01/28	$110,000	$104,270
Vermont Economic Development Authority, Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), 4.75%, 4/01/36 (Put Date 4/02/18)	220,000	216,025

		$320,295
Virginia - 2.6%
Embrey Mill Community Development Authority, VA, Special Assessment Rev., 7.25%, 3/01/43	$515,000	$526,103
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement Community), “A”, 6.125%, 1/01/35	140,000	140,393
Richmond, VA, Public Improvement, “A”, 5%, 3/01/23	1,720,000	2,103,096
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 1/01/37	595,000	660,730
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/42	950,000	1,013,308

		$4,443,630
Washington - 6.1%
King County, WA, Sewer Rev., 5%, 1/01/40	$1,765,000	$1,931,563
Olympia, WA, Healthcare Facilities Authority Rev. (Catholic Health Initiatives), “D”, 6.375%, 10/01/36	1,405,000	1,598,286
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 5.75%, 12/01/32	120,000	131,165
State of Washington, “R”, 5%, 7/01/22	2,955,000	3,596,501
Washington Health Care Facilities Authority Rev. (Multicare Health Systems), “B”, ASSD GTY, 6%, 8/15/39	560,000	659,226
Washington Health Care Facilities Authority Rev. (Providence Health & Services), “A”, 5%, 10/01/33	1,395,000	1,563,976
Washington Higher Education Facilities Authority Rev. (Whitworth University), 5.875%, 10/01/34	355,000	401,814
Washington Housing Finance Community Nonprofit Housing Rev. (Rockwood Retirement Communities), 5.125%, 1/01/20	505,000	510,000

		$10,392,531

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
West Virginia - 0.1%
Ohio County, WV, Commission Tax Increment Rev. (Fort Henry Centre), “A”, 5.85%, 6/01/34	$165,000	$169,942

Wisconsin - 4.7%
Wisconsin General Fund Annual Appropriation Rev., “A”, 5.75%, 5/01/33	$840,000	$993,787
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), “A”, 5%, 7/15/26	250,000	275,903
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), “A”, 5%, 7/15/28	75,000	81,905
Wisconsin Health & Educational Facilities Authority Rev. (Fort Healthcare, Inc.), 5.75%, 5/01/29	1,000,000	1,001,180
Wisconsin Health & Educational Facilities Authority Rev. (Meritor Hospital), “A”, 5.5%, 5/01/31 (Prerefunded 5/01/21)	920,000	1,152,337
Wisconsin Health & Educational Facilities Authority Rev. (Meritor Hospital), “A”, 6%, 5/01/41 (Prerefunded 5/01/21)	605,000	776,887
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), 5.25%, 8/15/34	865,000	892,412
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 5.125%, 11/15/29	140,000	138,461
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 5.5%, 11/15/34	125,000	124,914
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 5.75%, 11/15/44	120,000	121,094
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 6%, 11/15/49	100,000	102,053
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “B-3”, 3.75%, 11/15/19	90,000	91,108
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5%, 7/01/22	175,000	193,834
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5.25%, 7/01/28	1,675,000	1,842,735
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5%, 7/01/42	95,000	96,221

		$7,884,831
Total Municipal Bonds		$261,271,897

Money Market Funds - 0.7%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	1,125,769	$1,125,769
Total Investments		$262,397,666

Other Assets, Less Liabilities - 2.3%		3,891,587

ARPS, at liquidation value (Issued by the Fund) - (3.3)%		(5,625,000)

VMTPS, at liquidation value (Issued by the Fund) - (54.4)%		(91,875,000)
Net assets applicable to common shares - 100.0%		$168,789,253

(a)	Non-income producing security.
(d)	In default. Interest and/or scheduled principal payment(s) have been missed.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $2,306,831 representing 1.4% of net assets applicable to common shares.
(q)	Interest received was less than stated coupon rate.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Resolution Trust Corp., Pass-Through Certificates, “1993”, 9.75%, 12/01/16	8/27/93	$548,250	$543,661
% of Net assets applicable to common shares			0.3%

The following abbreviations are used in this report and are defined:

ARPS	Auction Rate Preferred Shares
COP	Certificate of Participation
ETM	Escrowed to Maturity
LOC	Letter of Credit
VMTPS	Variable Rate Municipal Term Preferred Shares

Portfolio of Investments (unaudited) – continued

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BAM	Build America Mutual
CALHF	California Health Facility Construction Loan Program
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
SYNCORA	Syncora Guarantee Inc.

Derivative Contracts at 8/31/14

Futures Contracts Outstanding at 8/31/14

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	221	$27,797,656	December - 2014	$(22,943)
U.S. Treasury Note 30 yr (Short)	USD	46	6,444,313	December - 2014	(17,809)

					$(40,752)

At August 31, 2014, the fund had cash collateral of $383,900 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

8/31/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts. The following is a summary of the levels used as of August 31, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$261,271,897	$—	$261,271,897
Mutual Funds	1,125,769	—	—	1,125,769
Total Investments	$1,125,769	$261,271,897	$—	$262,397,666

Other Financial Instruments
Futures Contracts	$(40,752)	$—	$—	$(40,752)

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$241,396,938
Gross unrealized appreciation	23,958,308
Gross unrealized depreciation	(2,957,580)
Net unrealized appreciation (depreciation)	$21,000,728

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	9,747,636	28,496,826	(37,118,693)	1,125,769

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$4,576	$1,125,769

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Agreement and Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS HIGH INCOME MUNICIPAL TRUST

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: October 16, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: October 16, 2014

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: October 16, 2014

*	Print name and title of each signing officer under his or her signature.